SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of liquidity and going concern

	2022	2023
The Company incurred net income(losses) of	2,325	62,669
Working capital deficit	211,325	171,678
Accumulated deficit	656,898	601,566

Schedule of estimated useful lives of assets

Plant and building	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5-8 years
Motor vehicles	5-10 years
Leasehold improvements	Shorter of the useful lives or the lease term

Schedule of estimated useful lives of intangible assets

Technology rights for licensed seeds	3-20 years
Distribution network	6-14 years
Trademark	Indefinite

Schedule of government subsidies

	2022	2023
Government subsidies received	—	1,145
Government subsidies recognized as other income	1,158.00	2,271